Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Cash and cash equivalents

14.	Cash and cash equivalents

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$

Cash at banks	7,114,557	8,577,947

Cash at banks earns interest at floating rates based on daily bank deposit rates.